Related party transactions - Transactions with other related parties (Details) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($)	Apr. 30, 2026 USD ($)	Sep. 30, 2025 shares $ / shares	Sep. 30, 2025 shares $ / shares	Jun. 30, 2024 USD ($)
Disclosure of transactions between related parties [line items]
Sale of product to a director			$ 643	$ 0
Commitment fee to related party			80	0
Original Issue Discount ("OID") on credit-line facility			1,875	0
Transaction cost on credit-line facility			23	0
Purchase of goods and services			25	0
Amounts payable, related party transactions			$ 119,235	$ 0	$ 100			$ 0
Percentage payable on signing					25.00%
Borrowings - Credit-line facility
Disclosure of transactions between related parties [line items]
Borrowing facilities, maximum borrowing capacity	$ 125,000	$ 125,000
Borrowings maturity, term	5 years	5 years
Convertible Note Subscription Agreement, Warrants
Disclosure of transactions between related parties [line items]
Number of other equity instruments exercisable in share-based payment arrangement (in shares) | shares			400,000			1,600,000	1,600,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in USD/AUD per share) | (per share)						$ 16.25	$ 2.52
Key management personnel of entity or parent | Borrowings - Credit-line facility
Disclosure of transactions between related parties [line items]
Borrowing facilities, maximum borrowing capacity		$ 125,000
Borrowings maturity, term		5 years
Key management personnel of entity or parent | Convertible Note Subscription Agreement, Warrants
Disclosure of transactions between related parties [line items]
Number of other equity instruments exercisable in share-based payment arrangement (in shares) | shares						1,600,000	1,600,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in USD/AUD per share) | $ / shares							$ 2.52